Common shares issues (Details)	No of shares	Proceeds of shares	Fair value	Per share value
Common shares issues at Dec. 31, 2011	0
Commons shares issued for consulting services On January 3, 2011	3,000,000		330,000
Commons shares issued for director services On May 15, 2011	1,000,000		90,000
Commons shares issued On July 14, 2011	10,000,000	500,000		0.05
Commons shares issued On July 14, 2011for	2,000,000	100,000		0.05
Commons shares issued for finders' fees On August 13, 2011	700,000		49,000
Commons shares returned to the Company On August 24, 2011	2,490,000		274,475
Commons shares issued for consulting services On August 24, 2011	1,105,000		60,775
Commons shares issued for consulting services On August 26, 2011	25,000		1,625
Commons shares issued On August 29, 2011	10,000,000	400,000		0.04
Commons shares issued for consulting services On August 29, 2011	500,000		56,000
Commons shares issued On August 29, 2011 for	200,000	10,000		0.05
Common shares issues;	0
Common shares issues at Dec. 31, 2012